Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Schedule of accounts receivable

(In thousands)	December 31, 2023	December 31, 2024
Accounts receivable	32,232	33,920
Less: Allowance for current expected credit losses	(1,022)	(1,258)
Accounts receivable, net	31,210	32,662

Schedule of movement in the allowance for current expected credit loss

(In thousands)	December 31, 2022	December 31, 2023	December 31, 2024
Balance at beginning of the year	1,764	1,429	1,022
Additions	—	213	261
Reversals	(188)	(189)	—
Write-off	(2)	(408)	(8)
Exchange difference	(145)	(23)	(17)
Balance at end of the year	1,429	1,022	1,258

Schedule of summarizes customers with balances of accounts receivable

	December 31, 2023	December 31, 2024
Customer A	30%	35%
Customer B	18%	*
*Less than 10%.